Segment information - Assets and Liabilities Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Deferred income tax assets	$ 13,664	$ 16,191
Trade and other receivables	172,331	197,506
Cash and cash equivalents	290,276	273,635	$ 269,195	$ 158,568
TOTAL ASSETS	2,521,307	2,277,372
LIABILITIES
Trade and other payables	110,486	106,437
Deferred income tax liabilities	165,508	168,171
Payroll and social liabilities	26,417	27,197
Provisions for other liabilities	3,172	3,625	$ 4,843
Current income tax liabilities	9,086	6,457
TOTAL LIABILITIES	1,492,424	1,169,227
Elimination of intersegment amounts
ASSETS
Total reportable assets as per segment information	2,028,814	1,776,003
Intangible assets (excluding goodwill)	13,659	6,559
Deferred income tax assets	13,664	16,191
Trade and other receivables	172,331	197,506
Other assets	1,128	1,192
Derivative financial instruments	1,435	6,286
Cash and cash equivalents	290,276	273,635
LIABILITIES
Total reportable liabilities as per segment information	1,184,664	862,116
Trade and other payables	110,486	106,437
Deferred income tax liabilities	165,508	168,171
Payroll and social liabilities	26,417	27,197
Provisions for other liabilities	3,172	3,625
Current income tax liabilities	754	1,398
Derivative financial instruments	$ 1,423	$ 283